Acquisitions (Narrative) (Detail) $ / shares in Units, € in Millions, £ in Millions, $ in Millions																							3 Months Ended		6 Months Ended		12 Months Ended			98 Months Ended
	Feb. 25, 2015 USD ($)	Feb. 23, 2015 USD ($) ft² DataCentre Market MW	Feb. 23, 2015 USD ($)	Jan. 06, 2015 USD ($) CellularTowers Buildings mi	Jan. 03, 2015	Jan. 01, 2015 USD ($) building item mi	Jul. 03, 2014 USD ($)	Jul. 03, 2014 EUR (€)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 EUR (€)	May. 16, 2014 USD ($)	May. 16, 2014 GBP (£)	Mar. 04, 2014 USD ($)	Oct. 02, 2013 USD ($)	Oct. 01, 2013 USD ($)	Aug. 01, 2013 USD ($) shares	May. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 14, 2012 USD ($)	Oct. 01, 2012 USD ($)	Aug. 31, 2012 USD ($)	Jul. 02, 2012 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2015 USD ($) Acquisition	May. 16, 2014 GBP (£)	Jun. 30, 2012
Business Acquisition [Line Items]
Number of business combinations completed																									36					34
Cash paid for acquisitions, net of cash acquired																									$ 117.7	$ 126.5	$ 855.7	$ 393.3	$ 2,480.7
Deferred Tax Assets, Net																											(60.2)	8.0		$ (60.2)
Net operating loss carry forwards generated																											1,115.0			1,115.0
Acquisition related costs																							$ 3.3	$ 1.3	$ 3.3	4.6	$ 5.9	4.5	14.2
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date							Jul. 01, 2014	Jul. 01, 2014																			Jul. 01, 2014
Business acquisition, percentage of voting interests acquired									96.00%
Cash paid for acquisitions, net of cash acquired							$ 73.9	€ 54.1	$ 73.9	€ 54.1																$ 73.9	$ 73.9
Purchase price, held in escrow							$ 11.9	€ 8.7
Business acquisition percentage of non controlling interest									4.00%
Neo Telecoms [Member] | Other long-term liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of noncontrolling interest									$ 2.9
Neo Telecoms [Member] | Call Option [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired									4.00%
Atlanta NAP [Member]
Business Acquisition [Line Items]
Acquisition date							Jul. 01, 2014	Jul. 01, 2014																			Jul. 01, 2014
Business acquisition, percentage of voting interests acquired									100.00%
Cash paid for acquisitions, net of cash acquired							$ 51.9
Purchase price, held in escrow							$ 5.3
Ideatek Systems, Inc., [Member]
Business Acquisition [Line Items]
Acquisition date					Jan. 01, 2015	Jan. 01, 2015																					Jan. 01, 2015
Cash paid for acquisitions, net of cash acquired				$ 52.7		$ 52.7																					$ 52.7
Purchase price, held in escrow				$ 3.2
Additional Route Miles Acquired | mi				1,800		1,800
Number Of Additional Cellular Towers connected				600		600
Number Of Additional Building connected				100		100
Latisys Holdings, LLC [Member]
Business Acquisition [Line Items]
Acquisition date	Feb. 23, 2015		Feb. 23, 2015																								Feb. 23, 2015
Cash paid for acquisitions, net of cash acquired	$ 677.5	$ 677.5	$ 677.8																								$ 677.5
Purchase price, held in escrow		$ 31.4
Number of data center | DataCentre		8
Number of market | Market		5
Acquired area in square feet | ft²		185,000
Critical power acquired | MW		33
Deferred Tax Assets, Net		$ (83.6)	$ (83.6)																								(83.6)			(83.6)
Net operating loss carry forwards generated																											$ 126.3			126.3
Corelink Data Centers, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																Aug. 01, 2013											Aug. 01, 2013
Cash paid for acquisitions, net of cash acquired																$ 0.3
Net assets acquired																$ 1.9
Business acquisition, equity interest issued or issuable, number of shares | shares																301,949
Business acquisition, equity interest issued or issuable, value assigned																$ 1.6
Access Communications, Inc [Member]
Business Acquisition [Line Items]
Acquisition date															Oct. 01, 2013												Oct. 01, 2013
Business acquisition, percentage of voting interests acquired															100.00%
Cash paid for acquisitions, net of cash acquired															$ 40.1													40.1
Purchase price, held in escrow															$ 4.0
Fiberlink, LLC [Member]
Business Acquisition [Line Items]
Acquisition date														Oct. 02, 2013													Oct. 02, 2013
Business acquisition, percentage of voting interests acquired														100.00%
Cash paid for acquisitions, net of cash acquired														$ 43.1														43.1
CoreXchange [Member]
Business Acquisition [Line Items]
Acquisition date													Mar. 04, 2014														Apr. 03, 2014
Business acquisition, percentage of voting interests acquired													100.00%
Cash paid for acquisitions, net of cash acquired													$ 17.2														$ (0.3)	17.5
Geo Networks Limited [Member]
Business Acquisition [Line Items]
Acquisition date											May 16, 2014	May 16, 2014															May 16, 2014
Business acquisition, percentage of voting interests acquired											100.00%																				100.00%
Cash paid for acquisitions, net of cash acquired											$ 292.3	£ 174.3																$ 292.3
Deferred Tax Assets, Net											$ (38.2)																$ (38.2)			(38.2)
Geo Networks Limited [Member] | Note Holders Payable [Member]
Business Acquisition [Line Items]
Debt payment related to business acquisition | £																															£ 113.4
Geo Networks Limited [Member] | Shareholders
Business Acquisition [Line Items]
Debt payment related to business acquisition | £																															£ 69.1
Abovenet, Inc [Member]
Business Acquisition [Line Items]
Acquisition date																						Jul. 02, 2012					Jul. 02, 2012
Business acquisition, percentage of voting interests acquired																						100.00%
Cash paid for acquisitions, net of cash acquired																						$ 2,210.0							2,210.0
Share price | $ / shares																						$ 84.00
Deferred Tax Assets, Net																						$ 42.1					$ 42.1			42.1
Net operating loss carry forwards generated																											$ 1,008.8			$ 1,008.8
FiberGate [Member]
Business Acquisition [Line Items]
Acquisition date																					Aug. 31, 2012						Aug. 31, 2012
Business acquisition, percentage of voting interests acquired																					100.00%
Cash paid for acquisitions, net of cash acquired																					$ 118.3								118.3
Purchase price, held in escrow																					$ 17.6
American Fiber Systems Holding Corporation [Member]
Business Acquisition [Line Items]
Acquisition date																											Oct. 01, 2010
USCarrier Telecom, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																				Oct. 01, 2012							Oct. 01, 2012
Cash paid for acquisitions, net of cash acquired																				$ 16.1									16.1
USCarrier Telecom, LLC [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																																55.00%
USCarrier Telecom, LLC [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																																34.00%
First Telecom Services, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																			Dec. 14, 2012								Dec. 14, 2012
Business acquisition, percentage of voting interests acquired																			100.00%
Cash paid for acquisitions, net of cash acquired																			$ 109.7										109.7
Litecast/Balticore, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																			Dec. 14, 2012								Dec. 31, 2012
Business acquisition, percentage of voting interests acquired																		100.00%
Cash paid for acquisitions, net of cash acquired																		$ 22.2	$ 22.2										22.2
Core NAP, LP [Member]
Business Acquisition [Line Items]
Acquisition date																	May 31, 2013										May 31, 2013
Cash paid for acquisitions, net of cash acquired																	$ 7.1												$ 7.1